                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[GRAPHIC]

SEMIANNUAL REPORT APRIL 30, 2004

[GRAPHIC]

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

   The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND as of April 30, 2004

INVESTMENT UPDATE

[PHOTO OF DUNCAN W. RICHARDSON]

Duncan W. Richardson
Portfolio Manager

MANAGEMENT DISCUSSION

- The stock market posted net gains during the six months ended April 30, 2004, benefiting from growing economic momentum, continued productivity gains, a resurgence in capital spending and a long-awaited rise in job creation. During the period, however, the market was notably volatile, a reflection of investors' guarded optimism toward economic and earnings data, weighed against interest rate and inflationary concerns.

- In February of this year, we used new fund flows to gradually reallocate approximately 5% of assets from small-capitalization Portfolios into our two domestic large-cap Portfolios. We believed a modest shift back to large-caps was appropriate because, at this stage in an economic recovery, overall growth rates typically start to slow and large-cap stocks are usually better able to adjust to the slowing environment.

- Over the six months ended April 30, 2004, the Fund underperformed its benchmark, the Russell 3000 Index, by 1.1% (for Class A shares).(1) While our allocation decisions generally have been positive, many of the Portfolios in which the Fund invests underperformed their respective benchmarks over the last six months. The large-cap Portfolios contributed the best performance, while small and mid-cap Portfolios contributed most to underperformance, demonstrating the appropriateness of our shift to large-caps.

- Over the last six months, the benefit of daily rebalancing and diversification was apparent. The overall volatility of the Fund was lower than that of the Portfolios in which it invests and of the Russell 3000 Index.(1) We believe that excessive shifting between asset categories is as fruitless a strategy as jumping into and out of the market. Much like the shift in February, future changes are likely to be gradual. The risk reduction benefit of asset allocation comes from having a reasonable allocation plan and remaining committed to it. We believe that through consistent asset allocation and the ongoing research efforts of the Fund and of each Portfolio, the Fund can remain a broad market investment vehicle that helps mitigate equity market volatility for shareholders.

THE FUND

   PERFORMANCE

- During the six months ended April 30, 2004, the Fund's Class A shares had a total return of 5.04%. This return was the result of an increase in net asset value (NAV) per share to $10.43 on April 30, 2004, from $9.93 on October 31, 2003.(2)

- The Fund's Class B shares had a total return of 4.58% during the same period, the result of an increase in NAV per share to $10.28 on April 30, 2004, from $9.83 on October 31, 2003.(2)

- The Fund's Class C shares had a total return of 4.59% during the same period, the result of an increase in NAV per share to $10.26 on April 30, 2004, from $9.81 on October 31, 2003.(2)

- For comparison, the Fund's benchmark, the Russell 3000 Index, had a total return of 6.14% during the same period.(1)

   SEE PAGE 3 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

CURRENT ALLOCATIONS(3) By total investments

Tax-Managed Growth Portfolio                    23%
Tax-Managed Value Portfolio                     22%
Tax-Managed International Growth Portfolio      14%
Tax-Managed Mid-Cap Core Portfolio              12%
Tax-Managed Multi-Cap Opportunity Portfolio     11%
Tax-Managed Small-Cap Growth Portfolio           9%
Tax-Managed Small-Cap Value Portfolio            9%

(1) It is not possible to invest in an Index.
(2) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be reduced.
(3) Allocations are as of April 30, 2004. Fund profile and allocations are subject to change. You may obtain free copies of each of the Portfolios' most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-225-6265 or from the EDGAR database on the Securities and Exchange Commission's website (www.sec.gov).

    Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

     MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR
       OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                               PRINCIPAL INVESTED.

FUND PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                       ONE YEAR      LIFE OF FUND
Return Before Taxes                      24.76%          1.96%
Return After Taxes on Distributions      24.76%          1.96%
Return After Taxes on Distributions
and Sale of Fund Shares                  16.10%          1.67%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                       ONE YEAR      LIFE OF FUND
Return Before Taxes                      17.59%         -0.79%
Return After Taxes on Distributions      17.59%         -0.79%
Return After Taxes on Distributions
and Sale of Fund Shares                  11.43%         -0.67%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                       ONE YEAR      LIFE OF FUND
Return Before Taxes                      23.86%          1.28%
Return After Taxes on Distributions      23.86%          1.28%
Return After Taxes on Distributions
and Sale of Fund Shares                  15.51%          1.09%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                       ONE YEAR      LIFE OF FUND
Return Before Taxes                      18.86%         -0.55%
Return After Taxes on Distributions      18.86%         -0.55%
Return After Taxes on Distributions
and Sale of Fund Shares                  12.26%         -0.47%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                       ONE YEAR      LIFE OF FUND
Return Before Taxes                      23.76%          1.19%
Return After Taxes on Distributions      23.76%          1.19%
Return After Taxes on Distributions
and Sale of Fund Shares                  15.45%          1.01%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                       ONE YEAR      LIFE OF FUND
Return Before Taxes                      22.76%          1.19%
Return After Taxes on Distributions      22.76%          1.19%
Return After Taxes on Distributions
and Sale of Fund Shares                  14.80%          1.01%

Class A, Class B, and Class C commenced operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not. The maximum sales charge applicable to Class A shares is 5.75%. The CDSC applicable to Class B shares is as follows: 5%
- 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class C shares are subject to a 1% CDSC for shares redeemed within 12 months of purchase.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period. Also, Return After Taxes on Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. The Fund's returns for the one-year period reflect the strong stock market returns during the period. For performance as of the most recent month-end, please refer to www.eatonvance.com.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND as of April 30, 2004 FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investment in Tax-Managed Value Portfolio, at value
   (identified cost, $64,483,950)                                                  $    73,934,337
Investment in Tax-Managed Growth Portfolio, at value
   (identified cost, $71,477,865)                                                       75,185,162
Investment in Tax-Managed International Growth Portfolio, at value
   (identified cost, $40,436,467)                                                       48,167,527
Investment in Tax-Managed Small-Cap Value Portfolio, at value
   (identified cost, $25,594,117)                                                       30,443,942
Investment in Tax-Managed Multi-Cap Opportunity Portfolio, at value
   (identified cost, $34,146,912)                                                       38,127,820
Investment in Tax-Managed Mid-Cap Core Portfolio, at value
   (identified cost, $34,120,401)                                                       39,518,850
Investment in Tax-Managed Small-Cap Growth Portfolio, at value
   (identified cost, $27,205,945)                                                       28,408,522
Receivable for Fund shares sold                                                          1,037,077
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $   334,823,237
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                   $       599,392
Payable to affiliate for distribution and service fees                                      58,554
Payable to affiliate for Trustees' fees                                                        305
Accrued expenses                                                                           105,818
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $       764,069
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   334,059,168
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                    $   299,808,538
Accumulated net realized loss from Portfolios (computed on
   the basis of identified cost)                                                        (1,460,564)
Accumulated net investment loss                                                           (609,309)
Net unrealized appreciation from Portfolios (computed on
   the basis of identified cost)                                                        36,320,503
--------------------------------------------------------------------------------------------------
TOTAL                                                                              $   334,059,168
--------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                         $   117,094,534
SHARES OUTSTANDING                                                                      11,231,261
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         10.43
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $10.43)                                                $         11.07
--------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                         $   103,344,253
SHARES OUTSTANDING                                                                      10,051,264
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         10.28
--------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                         $   113,620,381
SHARES OUTSTANDING                                                                      11,071,196
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         10.26
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME

Dividends allocated from Portfolios (net of foreign taxes, $75,925)                $     2,023,815
Interest allocated from Portfolios                                                          29,347
Expenses allocated from Portfolios                                                      (1,204,176)
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS                                              $       848,986
--------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $       135,027
Administration fee                                                                         224,370
Trustees' fees and expenses                                                                  1,511
Distribution and service fees
   Class A                                                                                 126,951
   Class B                                                                                 473,427
   Class C                                                                                 514,567
Transfer and dividend disbursing agent fees                                                142,801
Registration fees                                                                           79,880
Legal and accounting services                                                               24,508
Custodian fee                                                                               20,117
Printing and postage                                                                        10,072
Miscellaneous                                                                                4,756
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $     1,757,987
--------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                $      (909,001)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIOS

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $     7,066,642
   Securities sold short                                                                   (47,302)
   Foreign currency transactions                                                           (10,165)
   Net increase from payments by an affiliate and net gains (losses)
       realized on the disposal of investments purchased which did not meet Tax-Managed Small-Cap Growth Portfolio's investment
       guidelines                                                                            4,392
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $     7,013,567
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $     5,349,525
   Securities sold short                                                                   (85,647)
   Foreign currency                                                                         (9,281)
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $     5,254,597
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $    12,268,164
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $    11,359,163
--------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 APRIL 30, 2004      YEAR ENDED
IN NET ASSETS                                       (UNAUDITED)         OCTOBER 31, 2003
----------------------------------------------------------------------------------------
From operations --
  Net investment loss                                $      (909,001)   $     (1,064,172)
  Net realized gain from investments,
       securities sold short, foreign currency
       and payment by affiliates transactions              7,013,567           1,854,574
  Net change in unrealized
       appreciation (depreciation)
       from investments, securities
       sold short and foreign currency                     5,254,597          34,703,882
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $    11,359,163    $     35,494,284
----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares
       Class A                                       $    36,135,821    $     51,119,774
       Class B                                            25,498,293          44,566,312
       Class C                                            29,762,526          51,249,913
  Cost of shares redeemed
       Class A                                            (6,133,604)        (19,345,458)
       Class B                                            (5,290,360)         (6,651,820)
       Class C                                            (5,033,968)        (10,204,143)
  Net Asset value of shares exchanged
       Class A                                               295,936             562,549
       Class B                                              (295,936)           (562,549)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                            $    74,938,708    $    110,734,578
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $    86,297,871    $    146,228,862
----------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                               $   247,761,297    $    101,532,435
----------------------------------------------------------------------------------------
AT END OF PERIOD                                     $   334,059,168    $    247,761,297
----------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME (LOSS)
INCLUDED IN NET ASSETS

AT END OF PERIOD                                     $      (609,309)   $        299,692
----------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                           CLASS A
                                                                  ---------------------------------------------------------
                                                                  SIX MONTHS ENDED
                                                                  APRIL 30, 2004      YEAR ENDED        PERIOD ENDED
                                                                  (UNAUDITED)         OCTOBER 31, 2003  OCTOBER 31, 2002(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $      9.930        $      8.190        $     10.000
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(2)                                              $     (0.006)       $     (0.012)       $     (0.024)
Net realized and unrealized gain (loss)                                    0.506               1.752              (1.786)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $      0.500        $      1.740        $     (1.810)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $     10.430        $      9.930        $      8.190
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                             5.04%(6)           21.25%             (18.10)%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                           $    117,095        $     82,868        $     38,528
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                         1.48%(5)            1.52%               1.55%(5)
    Net investment loss                                                    (0.11)%(5)          (0.14)%             (0.43)%(5)
Portfolio Turnover of Tax-Managed Value Portfolio                             14%                 76%                213%
Portfolio Turnover of Tax-Managed Growth Portfolio                             1%                 19%                 21%
Portfolio Turnover of Tax-Managed International Growth Portfolio              14%                100%                128%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio                    4%                 21%                  5%
Portfolio Turnover of Tax-Managed Multi-Cap Opportunity Portfolio            132%                224%                225%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio                      18%                 50%                 13%
Portfolio Turnover of Tax-Managed Small-Cap Growth Portfolio                 167%                248%                131%
---------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses(4)                                                                                                     1.77%(5)
    Net investment loss                                                                                            (0.65)%(5)
Net investment loss per share(2)                                                                            $     (0.036)
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.

(2) Net investment loss per share was computed using average shares outstanding.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the Portfolios' allocated expenses.

(5) Annualized.

(6) The investment advisor has agreed to reimburse the Fund, through its investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio), for a net loss realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines. The effect of the reimbursement is less than $0.01 per share and has no effect on total return for the six months ended April 30, 2004.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                           CLASS B
                                                                  ---------------------------------------------------------
                                                                  SIX MONTHS ENDED
                                                                  APRIL 30, 2004      YEAR ENDED        PERIOD ENDED
                                                                  (UNAUDITED)         OCTOBER 31, 2003  OCTOBER 31, 2002(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $      9.830        $      8.170        $     10.000
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(2)                                              $     (0.045)       $     (0.077)       $     (0.065)
Net realized and unrealized gain (loss)                                    0.495               1.737              (1.765)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $      0.450        $      1.660        $     (1.830)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $     10.280        $      9.830        $      8.170
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                             4.58%(6)           20.32%             (18.30)%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                           $    103,344        $     79,854        $     31,101
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                         2.23%(5)            2.27%               2.30%(5)
    Net investment loss                                                    (0.86)%(5)          (0.88)%             (1.17)%(5)
Portfolio Turnover of Tax-Managed Value Portfolio                             14%                 76%                213%
Portfolio Turnover of Tax-Managed Growth Portfolio                             1%                 19%                 21%
Portfolio Turnover of Tax-Managed International Growth Portfolio              14%                100%                128%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio                    4%                 21%                  5%
Portfolio Turnover of Tax-Managed Multi-Cap Opportunity Portfolio            132%                224%                225%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio                      18%                 50%                 13%
Portfolio Turnover of Tax-Managed Small-Cap Growth Portfolio                 167%                248%                131%
---------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses(4)                                                                                                     2.52%(5)
    Net investment loss                                                                                            (1.39)%(5)
Net investment loss per share(2)                                                                            $     (0.077)
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.

(2) Net investment loss per share was computed using average shares outstanding.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the Portfolios' allocated expenses.

(5) Annualized.

(6) The investment advisor has agreed to reimburse the Fund, through its investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio), for a net loss realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines. The effect of the reimbursement is less than $0.01 per share and has no effect on total return for the six months ended April 30, 2004.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                           CLASS C
                                                                  ---------------------------------------------------------
                                                                  SIX MONTHS ENDED
                                                                  APRIL 30, 2004      YEAR ENDED        PERIOD ENDED
                                                                  (UNAUDITED)         OCTOBER 31, 2003  OCTOBER 31, 2002(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $      9.810        $      8.150        $     10.000
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(2)                                              $     (0.044)       $     (0.076)       $     (0.065)
Net realized and unrealized gain (loss)                                    0.494               1.736              (1.785)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $      0.450        $      1.660        $     (1.850)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $     10.260        $      9.810        $      8.150
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                             4.59%(6)           20.37%             (18.50)%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                           $    113,620        $     85,040        $     31,903
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                         2.23%(5)            2.27%               2.30%(5)
    Net investment loss                                                    (0.86)%(5)          (0.88)%             (1.17)%(5)
Portfolio Turnover of Tax-Managed Value Portfolio                             14%                 76%                213%
Portfolio Turnover of Tax-Managed Growth Portfolio                             1%                 19%                 21%
Portfolio Turnover of Tax-Managed International Growth Portfolio              14%                100%                128%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio                    4%                 21%                  5%
Portfolio Turnover of Tax-Managed Multi-Cap Opportunity Portfolio            132%                224%                225%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio                      18%                 50%                 13%
Portfolio Turnover of Tax-Managed Small-Cap Growth Portfolio                 167%                248%                131%
---------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses(4)                                                                                                     2.52%(5)
    Net investment loss                                                                                            (1.39)%(5)
Net investment loss per share(2)                                                                            $     (0.077)
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.

(2) Net investment loss per share was computed using average shares outstanding.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the Portfolios' allocated expenses.

(5) Annualized.

(6) The investment advisor has agreed to reimburse the Fund, through its investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio), for a net loss realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines. The effect of the reimbursement is less than $0.01 per share and has no effect on total return for the six months ended April 30, 2004.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in the following seven tax-managed equity portfolios managed by Eaton Vance or its affiliates:
   Tax-Managed Value Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Growth Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of the Tax-Managed Value Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Growth Portfolio (9.7%, 0.4%, 39.7%, 59.8%, 35.9%, 66.6%, and 13.9%,
   respectively, at April 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-225-6265.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- The valuation policy of each Portfolio is as follows: Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $6,512,365 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010.

   E OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H RECLASSIFICATIONS -- Certain amounts in prior year's financial statements have been reclassified to conform with the current year presentation.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                    SIX MONTHS ENDED
                                                    APRIL 30, 2004      YEAR ENDED
CLASS A                                             (UNAUDITED)         OCTOBER 31, 2003
----------------------------------------------------------------------------------------
Sales                                                      3,438,445           5,875,178
Redemptions                                                 (581,364)         (2,293,895)
Exchanges from Class B shares                                 28,400              59,320
----------------------------------------------------------------------------------------
NET INCREASE                                               2,885,481           3,640,603
----------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED
                                                    APRIL 30, 2004      YEAR ENDED
CLASS B                                             (UNAUDITED)         OCTOBER 31, 2003
----------------------------------------------------------------------------------------
Sales                                                      2,462,403           5,157,504
Redemptions                                                 (508,569)           (780,541)
Exchanges to Class A shares                                  (28,737)            (59,891)
----------------------------------------------------------------------------------------
NET INCREASE                                               1,925,097           4,317,072
----------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED
                                                    APRIL 30, 2004      YEAR ENDED
CLASS C                                             (UNAUDITED)         OCTOBER 31, 2003
----------------------------------------------------------------------------------------
Sales                                                      2,888,626           5,964,727
Redemptions                                                 (486,742)         (1,209,188)
----------------------------------------------------------------------------------------
NET INCREASE                                               2,401,884           4,755,539
----------------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.80% (annually) of average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. The advisory fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios in which it invests. The Fund's allocated portion of the advisory fees paid by the Portfolios totaled $1,060,476 for the six months ended April 30, 2004. For the six months ended April 30, 2004, the advisory fee paid directly by the Fund amounted to $135,027.

   An administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended April 30, 2004, the administration fee amounted to $224,370.

   Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund that are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

   EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the six months ended April 30, 2004, EVM earned $12,783 in sub-transfer agent fees.

   The Fund was informed that EVD, a subsidiary of EVM and the Funds principal underwriter, received $144,919 as its portion of the sales charge on sales of Class A for the six months ended April 30, 2004.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A
   Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $355,070, and $385,925 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,789,000, and $3,999,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered

   Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2004 amounted to $126,951, $118,357 and $128,642 for Class A,
   Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $82,000 and $5,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended April 30, 2004. EVD did not receive any CDSC from shareholders for Class A shares for the six months ended April 30, 2004.

7  INVESTMENT TRANSACTIONS

   For the six months ended April 30, 2004, increases and decreases in the Fund's investment in the Portfolios were as follows:

PORTFOLIO                                            CONTRIBUTIONS     WITHDRAWALS
----------------------------------------------------------------------------------
Tax-Managed Value Portfolio                          $  20,905,597   $      18,934
Tax-Managed Growth Portfolio                            22,820,132              --
Tax-Managed International Growth Portfolio               7,126,334              --
Tax-Managed Small-Cap Value Portfolio                    4,961,635         593,448
Tax-Managed Multi-Cap Opportunity Portfolio              7,291,407              --
Tax-Managed Mid-Cap Core Portfolio                       7,013,226              --
Tax-Managed Small-Cap Growth Portfolio                   5,119,297         593,448

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

OFFICERS
Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES
James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

   INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

      ADMINISTRATOR OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


              EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

      THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT
  OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
   CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH
               YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS
    CAREFULLY BEFORE YOU INVEST OR SEND MONEY. FOR FURTHER INFORMATION PLEASE
                               CALL 800-225-6265.

1299-6/04                                                               TMEAASRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND)


By:    /S/ Thomas E. Faust, Jr.
       ------------------------
       Thomas E. Faust, Jr.
       President


Date:  June 17, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  June 17, 2004


By:    /S/ Thomas E. Faust, Jr.
       ------------------------
       Thomas E. Faust, Jr.
       President


Date:  June 17, 2004
       -------------